Related parties (Details 4) - Bank - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	SFr 1,345	SFr 2
Interest-bearing deposits with banks	4,091	2,862
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	387	0
Trading assets	143	220
Net loans	5,154	6,453
Other assets	89	27
Total assets	11,209	9,564
Liabilities
Due to banks/customer deposits	1,838	1,916
Trading liabilities	87	15
Long-term debt	4,092	4,042
Other liabilities	232	224
Total liabilities	6,249	6,197
Related party revenues and expenses
Interest and dividend income	5	70	SFr 45
Interest expense	(269)	(223)	(55)
Net interest income	(264)	(153)	(10)
Commissions and fees	4	(11)	(21)
Other revenues	169	178	172
Net revenues	(91)	14	141
Total operating expenses	193	165	SFr 288
Related party guarantees
Guarantees	65	2
Credit guarantees and similar instruments
Related party guarantees
Guarantees	0	1
Performance guarantees and similar instruments
Related party guarantees
Guarantees	0	1
Other guarantees
Related party guarantees
Guarantees	SFr 65	SFr 0